PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
Summary of prepayments and other current assets

	As of December 31,
	2022	2023
	US$	US$
Prepayments	1,161,910	591,383
Deposits (a)	2,970,421	1,790,637
Others	804,992	905,425
	4,937,323	3,287,445

Note (a): The deposits represented the amounts that the Group paid to its CRO vendors for various outsourced research and development programs according to the terms of respective CRO agreements. The Group expects to recover the deposits if the programs fail or the agreements are cancelled.